Fair Value of Financial Assets and Liabilities	9 Months Ended		12 Months Ended
	Oct. 31, 2021	Sep. 30, 2021	Jan. 31, 2021
Fair Value of Financial Assets and Liabilities
Note 9—Fair Value Measurements
The fair value of the Public Warrants issued in connection with the Public Offering and Private Placement Warrants were measured at fair value using Black-Scholes and Monte Carlo simulation model. For the three months ended September 30, 2021, the Company recognized a non-operating
loss in the accompanying unaudited condensed consolidated statements of operations resulting from an increase in the fair value of derivative warrant liabilities of approximately $2.7 million. For the nine months ended September 30, 2021, the Company recognized a non-operating
gain in the accompanying unaudited condensed consolidated statements of operations resulting from a decrease in the fair value of derivative warrant liabilities of approximately $0.7 million.
The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2021 by level within the fair value hierarchy:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets:
Investments held in Trust Account—U.S. Treasury Securities (1)	$345,097,744	$—	$—
Liabilities:
Derivative warrant liabilities	$13,110,000	$—	$21,360,000

(1)	Excludes $914 of cash balance held within the Trust Account
Transfers to/from Levels 1, 2 and 3 are recognized at the beginning of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in April 2021, when the Public Warrants were separately listed and traded. As of September 30, 2021, the Public Warrants were publicly traded at $1.90 per warrant.

The estimated fair value of the Private Placement Warrants, and the Public Warrants prior to being separately listed and traded, is determined using Level 3 inputs. Inherent in a Black-Scholes and Monte Carlo simulation are assumptions related to expected stock-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock warrants based on implied volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.
The following table provides quantitative information regarding Level 3 f
a
ir value measurements inputs as their measurement dates:

As of September 30, 2021

Exercise price	$11.50
Stock price	$9.91
Volatility	26.6% - 45.2%
Term	5.17
Risk-free rate	1.0%
Dividend yield	0.0%
The change in the fair value of the derivative warrant liabilities at level 3 for the nine months ended September 30, 2021 is summarized as follows:

Level 3—Derivative warrant liabilities at January 1, 2021	$—
Issuance of Public and Private Warrants	35,175,000
Change in fair value of derivative warrant liabilities	(495,335)

Level 3—Derivative warrant liabilities at March 31, 2021	$34,679,665
Transfer to Level 1	(12,489,000)
Change in fair value of derivative warrant liabilities	(237,333)

Level 3—Derivative warrant liabilities at June 30, 2021	$21,953,332
Change in fair value of derivative warrant liabilitie s	(593,332)
Level 3—Derivative warrant liabilities at September 30, 2021	$21,360,000

Planet Labs Inc [Member]
Fair Value of Financial Assets and Liabilities

4.	Fair Value of Financial Assets and Liabilities
Assets and liabilities recognized or disclosed at fair value in the financial statements are categorized based upon the level of judgment associated with the inputs used to measure their respective fair values.

The following table sets forth the Company’s financial instruments that were measured at fair value on a recurring basis for recognition or disclosure purposes as of October 31, 2021 and January 31, 2021 by level within the fair value hierarchy. Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and considers factors specific to the asset or liability.

	October 31, 2021
(in thousands)	Level 1	Level 2	Level 3
Assets
Cash equivalents: money market funds	$37,535	$—	$—
Restricted cash: money market funds	5,875	—	—

Total assets	43,410	—	—

Liabilities
Convertible notes	—	—	109,953
Preferred stock warrant liability	—	—	14,047

Total liabilities	$—	$—	$124,000

	January 31, 2021
(in thousands)	Level 1	Level 2	Level 3
Assets
Cash equivalents: money market funds	$50,449	$—	$—
Restricted cash: money market funds	5,165	—	—

Total assets	55,614	—	—

Liabilities
Convertible notes	—	—	101,212
Preferred stock warrant liability	—	—	11,359

Total liabilities	$—	$—	$112,571

The fair value of the Company’s money market funds is based on quoted active market prices for the funds and is determined using the market approach. There were no realized or unrealized gains or losses on money market funds as of October 31, 2021 and January 31, 2021.
The Company measures its convertible notes and preferred stock warrants at fair value based on significant inputs not observable in the market, which causes them to be classified as a Level 3 measurement within the fair value hierarchy. These valuations use assumptions and estimates the Company believes would be made by a market participant in making the same valuation. The Company assess these assumptions and estimates on an on-going
basis as additional data impacting the assumptions and estimates are obtained. Changes in the fair value of the convertible notes and preferred stock warrants related to updated assumptions and estimates are recognized within the unaudited condensed consolidated statements of operations and comprehensive loss.
The fair value of the convertible notes and preferred stock warrants may change significantly as additional data is obtained, impacting the Company’s assumptions regarding probabilities of outcomes used to estimate the fair value of the liabilities. In evaluating this information, considerable judgment is required to interpret the data used to develop the assumptions and estimates. The estimates of fair value may not be indicative of the amounts that could be realized in a current market exchange. Accordingly, the use of different market assumptions and/or different valuation techniques may have a material effect on the estimated fair value amounts, and such changes could materially impact the Company’s results of operations in future periods.

Level 3 Disclosures
The following table provides quantitative information associated with the fair value measurements of the Company’s Level 3 inputs:

	Fair Value as of October 31, 2021	Valuation Technique	Unobservable Input Description	Input
	(in thousands)

Convertible Notes	$109,953	Market approach	Probability of Conversion upon Business Combination	100%

			Discount for lack of marketability	5%

Preferred Stock Warrant Liability	14,047	Black-Scholes	Expected Term	8.4 years

			Volatility	60%

			Risk-free interest rate	1.49%

			Dividend yield	0%

		Market approach	Probability of Conversion upon Business Combination	100%

			Discount for lack of marketability	5%

	Fair value as of January 31, 2021	Valuation Technique	Unobservable Input Description	Input
	(in thousands)

Convertible Notes	$101,212	Probability-weighted	Estimated time to liquidation	0.2-.5 years

			Volatility	35.00%

			Discount Yield	16.00%

			Risk-free interest rate	0.06%

Preferred Stock Warrant Liability	11,359	Option Pricing Method	Term	0.5-1.75 years

			Volatility	60.00%

			Discount for lack of marketability	10%- 17%

The fair value of the convertible notes as of October 31, 2021 was estimated using a market approach. The fair value of the convertible notes as of January 31, 2021 was estimated using a probability- weighted hybrid method combining (i) an option pricing model, and (2) a discounted cash flow analysis. The significant unobservable inputs used in the fair value measurement of the Company’s convertible note are the probability of conversion upon business combination, discount for lack of marketability, estimated time to liquidation, volatility, discount yield and risk-free interest rates. Significant changes in the probability of conversion upon business combination, estimated time to liquidation, volatility and discount yield would result in significantly lower or higher fair value measurement, respectively.
The fair value of the preferred stock warrant liability as of October 31, 2021 was estimated using a market approach and the Black-Scholes option pricing model. As of January 31, 2021, the fair value of the preferred stock warrants was estimated using an option pricing model. The significant unobservable inputs used in the fair value measurement of the Company’s preferred stock warrant liabilities are probability of conversion upon business combination, volatility, term and discount for lack of marketability. Significant changes in the probability of conversion upon business combination and volatility would result in significantly lower or higher fair value measurement, respectively.
The following table presents changes in Level 3 liabilities measured at fair value for the nine months ended October 31, 2021 and 2020:

(in thousands)	Convertible Notes	Preferred Stock Warrant Liability
Fair value, January 31, 2020	$10,804	$3,849
Issuance	68,528	2,596
Extinguishment	(3,260)	—
Change in fair value	15,346	1,167

Fair value at end of period, October 31, 2020	$91,418	$7,612

Fair value, January 31, 2021	$101,212	$11,359
Change in fair value	8,741	2,688

Fair value at end of period, October 31, 2021	$109,953	$14,047

For the nine months ended October 31, 2021 and 2020, the changes in fair value of the convertible notes resulted from an increase in probability of conversion upon a business combination, an adjustment to the remaining period to the expected outcome and changes to the overall enterprise valuation. For the nine months ended October 31, 2021 and 2020, the changes in the fair value of the preferred stock warrant liability resulted from a change in probability of conversion upon a business combination, change in the estimated fair value of preferred stock and overall enterprise valuation.
Immediately prior to the Closing of the Business Combination, the convertible notes and certain preferred stock warrants converted into shares of the Company’s Class A Common Stock, see Note 1.

4.	Fair Value of Financial Assets and Liabilities
Assets and liabilities recognized or disclosed at fair value in the financial statements are categorized based upon the level of judgment associated with the inputs used to measure their respective fair values.
The following table sets forth the Company’s financial instruments that were measured at fair value on a recurring basis for recognition or disclosure purposes as of January 31, 2021 and 2020 by level within the fair value hierarchy. Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and considers factors specific to the asset or liability.

	January 31, 2021
(in thousands)	Level 1	Level 2	Level 3
Assets
Cash equivalents: money market funds	$50,449	$—	$—
Restricted cash: money market funds	5,165	—	—

Total assets	$55,614	$—	$—

Liabilities
Convertible notes	$—	$—	$101,212
Preferred stock warrant liability	—	—	11,359

Total liabilities	$—	$—	$112,571

	January 31, 2020
(in thousands)	Level 1	Level 2	Level 3
Assets
Cash equivalents: money market funds	$13,991	$—	$—
Restricted cash: money market funds	5,886	—	—

Total assets	$19,877	$—	$—

Liabilities
Convertible notes	$—	$—	$10,804
Preferred stock warrant liability	—	—	3,849

Total liabilities	$—	$—	$14,653

The fair value of the Company’s money market funds is based on quoted active market prices for the funds and is determined using the market approach. There were no realized or unrealized gains or losses on money market funds as of January 31, 2021 and 2020.
The Company measures its convertible notes and preferred stock warrants at fair value based on significant inputs not observable in the market, which causes them to be classified as a Level 3 measurement within the fair value hierarchy. These valuations use assumptions and estimates the Company believes would be made by a market participant in making the same valuation. The Company assess these assumptions and estimates on an on-going
basis as additional data impacting the assumptions and estimates are obtained. Changes in the fair value of the convertible notes and preferred stock warrants related to updated assumptions and estimates are recognized within the Consolidated Statements of Operations and Comprehensive Loss.
The fair value of the convertible notes and preferred stock warrants may change significantly as additional data is obtained, impacting the Company’s assumptions regarding probabilities of outcomes used to estimate the fair value of the liabilities. In evaluating this information, considerable judgment is required to interpret the data used to develop the assumptions and estimates. The estimates of fair value may not be indicative of the amounts that could be realized in a current market exchange. Accordingly, the use of different market assumptions and/or different valuation techniques may have a material effect on the estimated fair value amounts, and such changes could materially impact the Company’s results of operations in future periods.
Level 3 Disclosures
The following table provides quantitative information associated with the fair value measurements of the Company’s Level 3 inputs:

	Fair Value as of January 31, 2021	Valuation Technique	Unobservable Input Description	Input
	(in thousands)
Convertible Notes	$101,212	Probability-weighted	Estimated time to liquidation	0.2-.5 years
			Volatility	35.0%
			Discount Yield	16.0%
			Risk-free interest rate	0.1%

Preferred Stock Warrant Liability	11,359	Option Pricing Method	Term	0.5-1.75 years
			Volatility	60%
			Discount for lack of marketability	10%- 17%

	Fair Value as of January 31, 2020	Valuation Technique	Unobservable Input Description	Input
	(in thousands)
Convertible Notes	$10,804	Probability-weighted	Estimated time to liquidation	2.0 years
			Discount Yield	27.6%
			Risk-free interest rate	1.6%

Preferred Stock Warrant Liability	3,849	Option Pricing Method	Term	2.0 years
			Volatility	60.0%
			Discount for lack of marketability	25.0%
			Risk-free interest rate	1.6%
The fair value of the convertible notes as of January 31, 2021 and 2020 was estimated using a probability- weighted hybrid method combining (i) an option pricing model, and (ii) a discounted cash flow analysis. The significant unobservable inputs used in the fair value measurement of the Company’s convertible note are the estimated time to liquidation, volatility, discount yield and risk-free interest rates. Significant changes in the estimated time to liquidation, volatility and discount yield would result in significantly lower or higher fair value measurement, respectively.
The fair value of the preferred stock warrant liability as of January 31, 2021 and 2020 was estimated using an option pricing model. The significant unobservable inputs used in the fair value measurement of the Company’s preferred stock warrant liabilities are volatility, term and discount for lack of marketability. Significant changes in the volatility would result in significantly lower or higher fair value measurement, respectively.
The following table presents changes in Level 3 liabilities measured at fair value for the years ended January 31, 2021 and 2020:

(in thousands)	Convertible Notes	Preferred Stock Warrant Liability
Fair value, February 1, 2019	$—	$3,897
Issuance	10,963	—
Change in fair value	(159)	(48)

Fair value at end of year, January 31, 2020	10,804	3,849
Issuance	68,529	2,596
Extinguishment	(3,260)	—
Change in fair value	25,139	4,914

Fair value at end of year, January 31, 2021	$101,212	$11,359

For the years ended January 31, 2021 and 2020, the changes in fair value of the convertible notes resulted from an adjustment to the remaining period to the expected outcome and changes to the overall enterprise valuation. For the years ended January 31, 2021 and 2020, the changes in the fair value of the preferred stock warrant liability resulted from a change to the estimated fair value of preferred stock and overall enterprise valuation.